Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	6,484,156	3,922,582
Leasehold improvements	6,637,234	3,468,168
Total cost	197,935,223	192,204,583
Less: Accumulated depreciation	(37,826,114)	(40,654,997)
Property and equipment, net	160,109,109	151,549,586

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 were RMB4,257,506, RMB6,906,042 and RMB6,128,680. The net book amount of buildings pledged as collateral for the continuing operations’ borrowings (Note 14) as at December 31, 2022 and 2023 was RMB73,856,520 and RMB76,730,295, respectively. The net book amount of buildings pledged as collateral for the Lianwai School’s borrowings as at December 31, 2022 and 2023 was RMB5,349,559 and RMB2,984,167, respectively. The net book amount of buildings pledged as collateral for the Lianwai Kindergarten’s borrowings as at December 31, 2022 and 2023 was RMB4,612,282 and RMB4,452,610, respectively.